BUSINESS OVERVIEW AND BASIS OF PRESENTATION	6 Months Ended
Sep. 30, 2025
Accounting Policies [Abstract]
BUSINESS OVERVIEW AND BASIS OF PRESENTATION

NOTE－1 BUSINESS OVERVIEW AND BASIS OF PRESENTATION

ROMA Green Finance Limited (“ROMA”) is incorporated under the laws of Cayman Islands with limited liability on April 11, 2022. ROMA, through its subsidiaries (collectively referred to as the “Company”) is mainly engaged in the provision of environmental, social and governance (“ESG”), corporate governance and risk management as well as sustainability and climate change related advisory services.

On September 1, 2025, ROMA completed the acquisition of 100% of the equity interest of Capital Summit Enterprises Limited (“Capital Summit”), a company incorporated under the laws of the British Virgin Islands for consideration consisting of a cash payment in the amount of US$1,700,000. Capital Summit is principally engaged in the provision of advisory and consultancy services.

Description of subsidiaries incorporated and controlled by the Company:

Name	Background		Effective ownership

Lucky Time Ventures Limited	●	British Virgin Islands company	100% owned by ROMA
(“LTV”)	●	Incorporated on February 8, 2022
	●	Issued and outstanding 100 ordinary shares for USD 100
	●	Investment holding

Capital Summit Enterprises Limited	●	British Virgin Islands company (acquired on September 1, 2025)	100% owned by ROMA
(“Capital Summit”)	●	Incorporated on August 10, 2021
	●	Issued and outstanding 1 ordinary share for USD 1
	●	Provision of advisory and consultancy services

Roma Risk Advisory Limited	●	Hong Kong company	100% owned by LTV
(“RRA”)	●	Incorporated on August 2, 2018
	●	Issued and outstanding 1 ordinary share for HKD1
	●	Provision of ESG, corporate governance and risk management as well as sustainability and climate change related advisory services

Roma Advisory Pte. Ltd.	●	Singaporean company	100% owned by RRA
(“Roma (S)”)	●	Incorporated on January 3, 2022
	●	Issued and outstanding 100 ordinary shares for SGD100
	●	Provision of ESG, corporate governance and risk management as well as sustainability and climate change related advisory services

The Company and its subsidiaries are hereinafter referred to as (the “Company”).

ROMA GREEN FINANCE LIMITED AND SUBSIDIARIES

NOTES TO UNAUDITED CONDENSED CONSOLIDATED FINANCIAL STATEMENTS

FOR THE SIX MONTHS ENDED SEPTEMBER 30, 2024 AND 2025